CONSOLIDATED STATEMENTS OF CASH FLOW (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Operating activities:
Net income	$ 2,768	$ 3,339	$ 2,004
Adjustments to reconcile net income to net cash provided by operations:
Depreciation and amortization	1,069	977	908
Net change in working capital items	597	(253)	445
Deferred Income Taxes Net And Uncertain Tax Positions	(500)	(199)	(140)
Impairment of long lived assets	201	124	110
Stock-based compensation	91	80	54
Other non-cash items	115	123	16
Gain From Revaluation Of Investments	(135)	0	0
Gain from sale of long lived assets and investments	(72)	(55)	(24)
Net cash provided by operating activities	4,134	4,136	3,373
Investing activities:
Acquisitions of subsidiaries, net of cash acquired	(6,561)	(4,951)	0
Purchase of property, plant and equipment	(1,053)	(710)	(719)
Purchase of investments and other assets	(217)	(436)	(433)
Proceeds From Sales of Long Lived Assets And Investments	279	700	271
Other items-net	(49)	(58)	(35)
Net cash used in investing activities	(7,601)	(5,455)	(916)
Financing activities:
Proceeds From Senior Notes Net Of Issuance Costs	5,723	2,492	0
Purchase of treasury shares	(899)	(99)	0
Net change in short-term credit	(124)	626	(2,002)
Dividends paid	(800)	(668)	(529)
Proceeds from exercise of options by employees	71	180	169
Proceeds From Long Term Loans And Other Long Term Liabilities	1,000	45	445
Redemption of convertible debentures	(814)	(45)	0
Repayment of long-term loans And Other Long Term Liabilities	(751)	(1,972)	(325)
Other financing activities	5	14	19
Purchase of Non-controlling Interest	(75)	0	(42)
Net cash provided by (used in) financing activities	3,336	573	(2,265)
Translation adjustment on cash and cash equivalents	(21)	(1)	(51)
Net change in cash and cash equivalents	(152)	(747)	141
Balance of cash and cash equivalents at beginning of period	1,248	1,995	1,854
Balance of cash and cash equivalents at end of period	1,096	1,248	1,995
Supplemental disclosure of cash flow information
Interest paid	230	186	191
Income taxes paid, net of refunds	276	354	(16)
Net change in working capital items, net of acquisition and divestitures
Accounts receivable net of sales reserves and allowances	704	7	(150)
Iinventories	(762)	(124)	(139)
Other current assets	(240)	51	137
Accounts payable and accruals and other current liabilities	543	(295)	295
Inventory Step Up	352	108	302
Net change in working capital items	$ 597	$ (253)	$ 445